LEASES - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease cost	$ 14,061	$ 25,198	$ 27,815
Short-term lease cost	15,058	10,020	4,288
Variable lease cost			141
Total	$ 29,119	$ 35,218	$ 32,244